OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

(US $ millions)	Note	Dec 31, 2019	Dec 31, 2018
Defined benefit pension obligations	11	$16	$20
Accrued employee benefits	15	6	6
Lease obligations		12	2
Reforestation obligations		4	2
Unrealized monetary hedge loss	19	1	3
Other		1	1
		$40	$34